CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 141,119	$ 144,297
Restricted cash	5,790	16,192
Marketable Securities (Note 3)	1,609	1,664
Accounts receivable, net	25,626	28,948
Insurance claims	4,735	4,583
Due from related companies (Note 2)	831	1,561
Advances and other	11,500	8,800
Inventories	17,092	14,356
Prepaid insurance and other	3,739	3,568
Current portion of financial instruments-Fair value (Note 7)	0	60
Total current assets	212,041	224,029
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 8)	835	45
FIXED ASSETS (Note 4)
Advances for vessels under construction	41,920	119,484
Vessels	2,832,857	2,628,094
Accumulated depreciation	(585,865)	(539,736)
Vessels' Net Book Value	2,246,992	2,088,358
Total fixed assets	2,288,912	2,207,842
DEFERRED CHARGES, net (Note 5)	18,516	17,968
Total assets	2,521,304	2,450,884
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	159,169	186,651
Payables	47,231	34,390
Due to related companies (Note 2)	8,088	2,594
Dividends payable	2,822	0
Accrued liabilities	16,202	12,442
Accrued bank interest	8,850	4,785
Unearned revenue	10,556	4,907
Current portion of financial instruments - Fair value (Note 7)	9,419	13,138
Total current liabilities	262,337	258,907
LONG-TERM DEBT, net of current portion (Note 6)	1,279,482	1,255,776
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7)	6,160	9,361
STOCKHOLDERS' EQUITY:
Preferred shares, $ 1.00 par value; 15,000,000 shares authorized (including 2,300,000 Series B Preferred Shares) and 2,000,000 Series B Preferred Shares issued and outstanding at June 30, 2013; no shares authorized, issued and outstanding at December 31, 2012.	2,000	0
Common stock, $ 1.00 par value; 85,000,000 and 100,000,000 shares authorized at June 30, 2013 and December 31, 2012 respectively; 56,443,237 issued and outstanding at June 30, 2013 and December 31, 2012.	56,443	56,443
Additional paid-in capital	450,642	404,391
Accumulated other comprehensive loss	(9,639)	(14,728)
Retained earnings	472,279	478,428
Total Tsakos Energy Navigation Limited stockholders' equity	971,725	924,534
Noncontrolling Interest	1,600	2,306
Total stockholders' equity	973,325	926,840
Total liabilities and stockholders' equity	$ 2,521,304	$ 2,450,884